WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.9%
	CONSUMER DISCRETIONARY — 27.0%
58,728	American Woodmark Corp.*	$2,949,320
36,331	America's Car-Mart, Inc.*	3,762,802
77,986	AZEK Co., Inc.*	1,612,750
77,457	Beacon Roofing Supply, Inc.*	4,648,969
37,547	Dorman Products, Inc.*	3,795,626
100,256	ePlus, Inc.*	5,571,226
191,632	Leslie's, Inc.*	2,905,141
38,187	Wyndham Hotels & Resorts, Inc.	2,650,560
		27,896,394
	CONSUMER STAPLES — 12.6%
110,300	Grocery Outlet Holding Corp.*	4,712,016
46,890	Inter Parfums, Inc.	3,913,908
11,472	Lancaster Colony Corp.	1,518,664
48,100	Ollie's Bargain Outlet Holdings, Inc.*	2,835,495
		12,980,083
	FINANCIALS — 10.9%
16,392	Enstar Group Ltd.*	3,244,305
114,436	Focus Financial Partners, Inc. - Class A*	4,626,647
16,162	Virtus Investment Partners, Inc.	3,334,544
		11,205,496
	HEALTH CARE — 8.8%
66,025	Addus HomeCare Corp.*	6,127,780
48,744	DocGo, Inc.*	376,791
14,261	ICU Medical, Inc.*	2,526,622
		9,031,193
	INDUSTRIALS — 18.4%
54,600	API Group Corp.*	966,966
28,932	Crane Holdings Co.	2,862,243
13,523	CSW Industrials, Inc.	1,615,593
29,887	EMCOR Group, Inc.	3,477,950
111,000	Hillman Solutions Corp.*	1,148,850
19,716	Landstar System, Inc.	3,087,131
62,127	SP Plus Corp.*	2,128,471
14,527	UniFirst Corp.	2,845,694
24,922	V2X, Inc.*	828,407
		18,961,305
	MATERIALS — 4.5%
234,804	Element Solutions, Inc.	4,639,727

WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 3.6%
223,747	Cushman & Wakefield PLC*	$3,758,950
	TECHNOLOGY — 7.1%
311,300	E2open Parent Holdings, Inc.*	2,101,275
58,601	MeridianLink, Inc.*	999,147
257,489	Verra Mobility Corp.*	4,245,994
		7,346,416
	TOTAL COMMON STOCKS
	(Cost $85,681,210)	95,819,564

Principal Amount
	SHORT-TERM INVESTMENTS — 7.2%
$7,415,123	UMB Bank Demand Deposit, 1.48%[1]	7,415,123
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,415,123)	7,415,123
	TOTAL INVESTMENTS — 100.1%
	(Cost $93,096,333)	103,234,687
	Liabilities in Excess of Other Assets — (0.1)%	(105,398)
	Net Assets — 100.0%	$103,129,289

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.